Covered Assets and Indemnification Asset (Details 5) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Internal risk grades of covered loans in the portfolio
Total	$ 3,646,946	$ 3,514,646	$ 3,152,396
Covered loans
Internal risk grades of covered loans in the portfolio
Total	912,448	1,006,369
Covered loans | PCI loans
Internal risk grades of covered loans in the portfolio
Total	651,927	729,156
Covered loans | Pass
Internal risk grades of covered loans in the portfolio
Total	241,776	265,867
Covered loans | Special Mention
Internal risk grades of covered loans in the portfolio
Total	1,702	3,310
Covered loans | Substandard
Internal risk grades of covered loans in the portfolio
Total	17,043	8,036
Covered loans | Secured
Internal risk grades of covered loans in the portfolio
Total	35,729	53,433
Covered loans | Secured | PCI loans
Internal risk grades of covered loans in the portfolio
Total	22,242	28,520
Covered loans | Secured | Pass
Internal risk grades of covered loans in the portfolio
Total	13,187	24,152
Covered loans | Secured | Substandard
Internal risk grades of covered loans in the portfolio
Total	300	761
Covered loans | Unsecured
Internal risk grades of covered loans in the portfolio
Total	16,634	13,510
Covered loans | Unsecured | PCI loans
Internal risk grades of covered loans in the portfolio
Total	8,968	9,890
Covered loans | Unsecured | Pass
Internal risk grades of covered loans in the portfolio
Total	7,350	3,040
Covered loans | Unsecured | Substandard
Internal risk grades of covered loans in the portfolio
Total	316	580
Covered loans | Secured by commercial properties
Internal risk grades of covered loans in the portfolio
Total	402,455	430,125
Covered loans | Secured by commercial properties | PCI loans
Internal risk grades of covered loans in the portfolio
Total	339,362	365,306
Covered loans | Secured by commercial properties | Pass
Internal risk grades of covered loans in the portfolio
Total	52,598	59,343
Covered loans | Secured by commercial properties | Special Mention
Internal risk grades of covered loans in the portfolio
Total	1,702	3,310
Covered loans | Secured by commercial properties | Substandard
Internal risk grades of covered loans in the portfolio
Total	8,793	2,166
Covered loans | Secured by residential properties
Internal risk grades of covered loans in the portfolio
Total	343,999	357,857
Covered loans | Secured by residential properties | PCI loans
Internal risk grades of covered loans in the portfolio
Total	187,990	199,372
Covered loans | Secured by residential properties | Pass
Internal risk grades of covered loans in the portfolio
Total	150,862	155,439
Covered loans | Secured by residential properties | Substandard
Internal risk grades of covered loans in the portfolio
Total	5,147	3,046
Covered loans | Residential construction loans
Internal risk grades of covered loans in the portfolio
Total	7,200	12,168
Covered loans | Residential construction loans | PCI loans
Internal risk grades of covered loans in the portfolio
Total	2,363	4,705
Covered loans | Residential construction loans | Pass
Internal risk grades of covered loans in the portfolio
Total	2,853	6,087
Covered loans | Residential construction loans | Substandard
Internal risk grades of covered loans in the portfolio
Total	1,984	1,376
Covered loans | Commercial construction loans and land development
Internal risk grades of covered loans in the portfolio
Total	106,431	139,276
Covered loans | Commercial construction loans and land development | PCI loans
Internal risk grades of covered loans in the portfolio
Total	91,002	121,363
Covered loans | Commercial construction loans and land development | Pass
Internal risk grades of covered loans in the portfolio
Total	14,926	17,806
Covered loans | Commercial construction loans and land development | Substandard
Internal risk grades of covered loans in the portfolio
Total	$ 503	$ 107